Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements Tables [Abstract]
Schedule of Fair Value Assets and Liabilities Measured On Recurring Basis [Table Text Block]

       The following tables present information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$301.6	$301.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.3	36.3	—	—
Insurance contracts	42.6	—	42.6	—
Auction rate securities	4.6	—	—	4.6
Derivative contracts	40.1	—	40.1	—

Total Assets	$425.2	$337.9	$82.7	$4.6

Liabilities
Derivative contracts	$3.5	$—	$3.5	$—
Contingent consideration	28.7	—	—	28.7

Total Liabilities	$32.2	$—	$3.5	$28.7

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$1,081.7	$1,081.7	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	32.9	32.9	—	—
Insurance contracts	31.9	—	31.9	—
Auction rate securities	5.4	—	—	5.4
Derivative contracts	4.5	—	4.5	—

Total Assets	$1,156.4	$1,114.6	$36.4	$5.4

Liabilities
Derivative contracts	$10.3	$—	$10.3	$—
Contingent consideration	0.6	—	—	0.6

Total Liabilities	$10.9	$—	$10.3	$0.6

Available For Sale Securities [Table Text Block]

The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2010
Mutual Fund and Unit Trust Investments	$32.0	$26.1	$5.9	$—
Auction Rate Securities	4.6	5.3	—	0.7

	$36.6	$31.4	$5.9	$0.7

2009
Mutual Fund and Unit Trust Investments	$31.2	$26.9	$4.3	$—
Auction Rate Securities	5.4	6.0	—	0.6

	$36.6	$32.9	$4.3	$0.6

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Text Block]
	Auction Rate Securities
(In millions)	2010	2009

Beginning Balance	$5.4	$5.7
Total impairment losses included in earnings	—	(0.3)
Sale of securities	(0.7)	(0.4)
Total unrealized gains (losses) included in other comprehensive income	(0.1)	0.4

Ending Balance	$4.6	$5.4

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Text Block]
	Contingent Consideration
(In millions)	2010	2009

Beginning Balance	$0.6	$—
Additions (See Note 2)	23.5	0.6
Payments	(0.7)	—
Change in fair value included in earnings	5.2	—
Currency translation	0.1	—

Ending Balance	$28.7	$0.6

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value Text Block
	Fair Value – Assets		Fair Value – Liabilities
(In millions)	2010	2009	2010	2009

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$37.3	$—	$—	$9.5
Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (b)	2.8	4.5	3.5	0.8

Total derivatives	$40.1	$4.5	$3.5	$10.3

(a)	The fair value of the interest rate swaps are included in the consolidated balance sheet under the captions other assets or other long-term liabilities.
(b)	The fair value of the foreign currency exchange contracts are included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance Text Block
	Gain (Loss) Recognized
(In millions)	2010	2009

Derivatives Designated as Fair Value Hedges
Interest rate contracts	$20.3	$1.4
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts	35.8	(6.9)

Gains and losses recognized on interest rate and foreign currency exchange contracts are included in the consolidated statement of income under the caption other expense, net, together with the corresponding, offsetting losses and gains on the underlying transactions.

Carrying Amount and Fair Value of Other Financial Instruments [Text Block]

Fair Value of Other Instruments

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	2010		2009
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$7.4	$7.4	$6.8	$6.8

Debt Obligations:
Convertible obligations	$327.9	$461.4	$657.9	$992.0
Senior notes	1,784.9	1,806.3	989.6	1,016.1
Senior subordinated notes	—	—	500.0	520.1
Other	24.3	24.3	34.0	34.0

	$2,137.1	$2,292.0	$2,181.5	$2,562.2

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends.